DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2011
DERIVATIVES [Abstract]
Schedule of Derivative Financial Assets and Liabilities Based on Fair Value Level 2 Hierarchy on Recurring Basis and Balance Sheet Location
Fair Value of Derivatives Designated as Hedging Instruments

(Dollars in millions)		Fair Value Measurements Significant Other Observable Inputs (Level 2)
Derivative Assets	Statement of Financial Position Location	December 31, 2011	December 31, 2010
Fair Value Hedges
Interest rate swaps	Other noncurrent assets	$--	$2
Cash Flow Hedges
Commodity contracts	Other current assets	1	4
Commodity contracts	Other noncurrent assets	1	--
Foreign exchange contracts	Other current assets	20	23
Foreign exchange contracts	Other noncurrent assets	12	12
Forward starting interest rate swap contracts	Other current assets	--	4
		$34	$45

(Dollars in millions)		Fair Value Measurements Significant Other Observable Inputs (Level 2)
Derivative Liabilities	Statement of Financial Position Location	December 31, 2011	December 31, 2010
Cash Flow Hedges
Commodity contracts	Payables and other current liabilities	$8	$2
Foreign exchange contracts	Payables and other current liabilities	7	6
Foreign exchange contracts	Other long-term liabilities	7	9
Forward starting interest rate swap contracts	Payables and other current liabilities	1	--
		$23	$17

Derivative Instrument Gain Loss in Statement of Financial Performance
Derivatives' Hedging Relationships

(Dollars in millions)		Amount of gain/ (loss) recognized in Income on Derivatives
Derivatives in Fair Value Hedging Relationships	Location of gain/(loss) recognized in Income on Derivatives	December 31, 2011	December 31, 2010
Interest rate contracts	Net interest expense	$1	$1
		$1	$1

(Dollars in millions)	Amount of after tax of gain/ (loss) recognized in Other Comprehensive Income on Derivatives (effective portion)			Pre-tax amount of gain/(loss) reclassified from Accumulated Other Comprehensive Income into Income (effective portion)
Derivatives' Cash Flow Hedging Relationships	December 31, 2011	December 31, 2010	Location of gain/(loss) reclassified from Accumulated Other Comprehensive Income into Income (effective portion)	December 31, 2011	December 31, 2010
Commodity contracts	$(6)	$(3)	Cost of sales	$--	$1
Foreign exchange contracts	12	(9)	Sales	--	44
Forward starting interest rate swap contracts	(26)	2
	$(20)	$(10)		$--	$45